Short-Term Debts - Schedule of Short-Term Debts (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Short-Term Debt [Line Items]
Short-term debts	$ 32,810
Higashi-Nippon Bank [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	1.55%
Short-term debts	$ 32,810
Maximum [Member] | Higashi-Nippon Bank [Member]
Short-Term Debt [Line Items]
Maturity	Dec. 19, 2023
Minimum [Member] | Higashi-Nippon Bank [Member]
Short-Term Debt [Line Items]
Maturity	Dec. 25, 2024